SEGMENT REPORTING (Tables)	12 Months Ended
Jun. 30, 2019
SEGMENT REPORTING
Schedule of segment reporting information

The following tables present summary information by segment for the years ended June 30, 2017, 2018 and 2019, respectively:

	For the year ended June 30,
	2017	2018	2019	2019
	RMB	RMB	RMB	U.S. Dollars
Automation product and software	¥22,399,066	¥18,989,924	¥63,577,177	$9,258,632
Equipment and accessories	26,658,094	63,960,425	23,951,132	3,487,961
Oilfield environmental protection	10,997,302	1,761,697	14,856,018	2,163,456
Total revenue	¥60,054,462	¥84,712,046	¥102,384,327	$14,910,049

All the Company’s revenue was generated from its business operation in China.

	For the year ended June 30, 2019
	Automation	Equipment	Oilfield
	product and	and	environmental
	software	accessories	protection	Total
	RMB	RMB	RMB	RMB
Revenue	¥63,577,177	¥23,951,132	¥14,856,018	¥102,384,327
Cost of revenue and related tax	49,356,155	15,039,628	8,123,180	72,518,963
Gross profit	¥14,221,022	¥8,911,504	¥6,732,838	¥29,865,364
Depreciation and amortization	¥78,760	¥1,018,012	¥27,239	¥1,124,011
Total capital expenditures	¥162,060	¥1,573,896	¥4,606,823	¥6,342,779

	For the year ended June 30, 2018
	Automation	Equipment	Oilfield
	product and	and	environmental
	software	accessories	protection	Total
	RMB	RMB	RMB	RMB
Revenue	¥18,989,924	¥63,960,425	¥1,761,697	¥84,712,046
Cost of revenue and related tax	17,036,393	62,115,400	1,410,068	80,561,861
Gross profit	¥1,953,531	¥1,845,025	¥351,629	¥4,150,185
Depreciation and amortization	¥48,127	¥1,044,079	¥26,843	¥1,119,049
Total capital expenditures	¥100,327	¥1,403,083	¥10,519,072	¥12,022,482

	For the years ended June 30, 2017
	Automation	Equipment	Oilfield
	product and	and	environmental
	software	accessories	protection	Total
	RMB	RMB	RMB	RMB
Revenue	¥22,399,066	¥26,658,094	¥10,997,302	¥60,054,462
Cost of revenue and related tax	12,593,429	22,023,851	9,473,680	44,090,960
Gross profit	¥9,805,637	¥4,634,243	¥1,523,622	¥15,963,502
Depreciation and amortization	¥39,846	¥816,889	¥—	¥856,735
Total capital expenditures	¥75,809	¥562,310	¥—	¥638,119

	June 30,	June 30,	June 30,
	2018	2019	2019
	RMB	RMB	U.S. Dollars
Total assets:
Automation product and software	¥53,284,643	¥71,337,589	$10,388,771
Equipment and accessories	40,365,472	50,800,483	7,397,984
Oilfield environmental protection	28,157,402	34,843,482	5,074,195
Total Assets	¥121,807,517	¥156,981,554	$22,860,950